Revenue and Other Income - Disclosure of Significant Revenue (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production revenues	$ 817.5	$ 720.6
Processing fees	12.4	14.3
Oil and natural gas sales	829.9	734.9
Other income	8.6	7.2
Oil and natural gas sales and other income	838.5	742.1
Crude oil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production revenues	723.7	596.0
Natural gas liquids [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production revenues	54.1	51.2
Natural gas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Production revenues	$ 39.7	$ 73.4